UNITED STATES
      SECURITIES AND EXCHANGE COMMISSION
            Washington, D.C. 20549

                   Form 13F

              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
Check here if Amendment  [  ]; Amendment Number:

     This Amendment (Check only one.):
                                               [  ] is a restatement.
                                               [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Baskin Financial Services Inc
Address: 95 St. Clair Ave West, Toronto ON  M4V 1N6

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David P. Baskin
Title:    President

Phone:    416-969-9540

Signature, Place, and Date of Signing:

  /s/ David P. Baskin       Toronto, ON         April 25, 2011

  -----------------------------      -------------        ----------------
          [Signature]                [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

       Form 13F Information Table Entry Total:                   30

       Form 13F Information Table Value Total:       124123 (X1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

Baskin Financial Services Inc
                                                        FORM 13F
                                                     March 31, 2011


NAME OF ISSUER                                 TITLE CUSIP         VALUE (x10SHRS/PRN AMT SH/PRN O/M INVEST. DIVOTING AU
Abbott Laboratories                            CS    002824100          1762         35875SH         SOLE      None
Archer-Daniels-Midland Co                      CS    039483102          1452         41500SH         SOLE      None
Bank of Montreal                               CS    063671101           557          8580SH         SOLE      None
Bank of Nova Scotia                            CS    064149107          9456        154126SH         SOLE      None
Barrick Gold Corp                              CS    067901108          5977        115017SH         SOLE      None
BCE Inc.                                       CS    05534B760          8261        227421SH         SOLE      None
Brookfield Asset Management                    CS    112585104          7007        215620SH         SOLE      None
Brookfield Infrast. Partners LP                CS    G16252101          2556        115125SH         SOLE      None
Cameco Corp.                                   CS    13321L108          5085        169101SH         SOLE      None
Canadian Natural Resources                     CS    136385101          7669        155102SH         SOLE      None
Canadian Pacific Railway                       CS    13645T100          3867         60160SH         SOLE      None
Cisco Systems                                  CS    17275R102          1230         73705SH         SOLE      None
IESI-BFC Limited                               CS    44951D108          4769        187651SH         SOLE      None
Kraft Foods Inc. Cls. A                        CS    50075N104          1406         46150SH         SOLE      None
Manulife Financial                             CS    56501R106          3562        201023SH         SOLE      None
Methanex Corp.                                 CS    59151K108          4108        132120SH         SOLE      None
Microsoft Corp.                                CS    594918104          2545        103054SH         SOLE      None
Northern Dynasty Minerals                      CS    66510M204           228         15120SH         SOLE      None
Potash Corp. Sask                              CS    73755L107          6619        112191SH         SOLE      None
Rogers Communications Inc. Cls B               CS    775109200          5338        146857SH         SOLE      None
Royal Bank of Canada                           CS    780087102          6604        106731SH         SOLE      None
Suncor Energy                                  CS    867224107          7414        165325SH         SOLE      None
Talisman Energy                                CS    87425E103          5008        202666SH         SOLE      None
Teck Resources Limited                         CS    878742204          4526         85402SH         SOLE      None
Teva Pharmaceuticals                           CS    881624209           891         18255SH         SOLE      None
Thompson Creek Metals                          CS    884768102          1680        134075SH         SOLE      None
Tim Hortons                                    CS    88706M103          5411        119329SH         SOLE      None
Toronto Dominion Bank                          CS    891160509          1162         13133SH         SOLE      None
TransCanada Corp.                              CS    89353D107          7236        178489SH         SOLE      None
VALE S.A. American Depositary                  CS    91912E105           737         22790SH         SOLE      None

